Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-Term Debt
December 31 (add 000)	2016	2015
6.6% Senior Notes, due 2018	$299,483	$299,113
7% Debentures, due 2025	124,090	124,002
6.25% Senior Notes, due 2037	227,975	227,917
4.25% Senior Notes, due 2024	395,252	394,690
Floating Rate Notes, due 2017, interest rate of 2.10% and 1.71% at December 31, 2016 and 2015, respectively	299,033	298,868
Term Loan Facility, interest rate of 1.86% at December 31, 2015	-	222,521
Revolving Facility, due 2021, interest rate of 1.86% at December 31, 2016	160,000	-
Trade Receivable Facility, interest rate of 1.34% at December 31, 2016	180,000	-
Other notes	356	1,663
Total	1,686,189	1,568,774
Less current maturities	(180,036)	(18,713)
Long-term debt	$1,506,153	$1,550,061

Schedule of Principal Amount, Effective Interest Rate and Maturity Date for Corporation's Senior Notes

	Principal Amount (add 000)	Effective Interest Rate	Maturity Date
6.6% Senior Notes	$300,000	6.81%	April 15, 2018
7% Debentures	$125,000	7.12%	December 1, 2025
6.25% Senior Notes	$230,000	6.45%	May 1, 2037
4.25% Senior Notes	$400,000	4.25%	July 2, 2024
Floating Rate Notes	$300,000	Three-month LIBOR+1.10%	June 30, 2017

Schedule of Revolving Facility

Lender (add 000)	Revolving Facility Commitment
JPMorgan Chase Bank, N.A.	$92,800
BB&T	92,800
Deutsche Bank AG New York Branch	92,800
SunTrust Bank	92,800
Wells Fargo Bank, N.A.	92,800
PNC Bank, National Association	62,000
Regions Bank	62,000
The Northern Trust Company	62,000
The Bank of Tokyo-Mitsubishi UFJ, Ltd.	30,000
Comerica Bank	20,000
Total	$700,000

Schedule of Corporation's Long-Term Debt Maturities

The Corporation’s long-term debt maturities for the five years following December 31, 2016, and thereafter are:

(add 000)
2017	$180,035
2018	299,534
2019	55
2020	60
2021	459,098
Thereafter	747,407
Total	$1,686,189